Accumulated Other Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated other comprehensive income
Balance at the beginning of the period	$ 10,605	$ 8,015	$ 4,392
Other comprehensive income (loss) before reclassifications	(4,883)	2,361	3,492
Amounts reclassified from accumulated other comprehensive income	491	229	131
Total other comprehensive (loss) income	(4,392)	2,590	3,623
Balance at the end of the period	6,213	10,605	8,015
Unrealized gains on securities
Accumulated other comprehensive income
Balance at the beginning of the period	10,495	7,922	4,415
Other comprehensive income (loss) before reclassifications	(4,840)	2,344	3,362
Amounts reclassified from accumulated other comprehensive income	295	229	145
Total other comprehensive (loss) income	(4,545)	2,573	3,507
Balance at the end of the period	5,950	10,495	7,922
OTTI
Accumulated other comprehensive income
Balance at the beginning of the period	110	93	(23)
Other comprehensive income (loss) before reclassifications	(43)	17	130
Amounts reclassified from accumulated other comprehensive income	196	0	(14)
Total other comprehensive (loss) income	153	17	116
Balance at the end of the period	$ 263	$ 110	$ 93